UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (97.6%)

Avalon NJ BAN	4.000%	5/22/2008	13,760	13,770
Berkeley Heights Township NJ BAN	2.250%	2/18/2009	5,691	5,754
Borough of Madison BAN	4.000%	10/17/2008	10,000	10,032
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	3.260%	3/7/2008	5,690	5,690
1 Burlington County NJ Bridge Comm. Rev. TOB VRDO	4.350%	3/7/2008 (2)	5,295	5,295
Camden County NJ Improvement Auth. Lease Rev. VRDO	3.000%	3/7/2008 LOC	49,500	49,500
Clifton NJ GO TAN	2.500%	2/13/2009	6,000	6,061
Clinton Township NJ BAN	4.250%	7/16/2008	5,000	5,009
Cranbury Township NJ BAN	4.000%	12/5/2008	2,811	2,822
Delaware River & Bay Auth. New Jersey Rev. VRDO	3.600%	3/7/2008 (2)	12,200	12,200
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	3.200%	3/7/2008 (4)	8,000	8,000
1 Delaware River Port Auth. Pennsylvania & New Jersey Rev. TOB VRDO	3.200%	3/7/2008 (4)	9,995	9,995
1 Egg Harbor Township NJ School Dist. GO TOB VRDO	3.050%	3/7/2008 (4)	4,485	4,485
Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	3.310%	3/7/2008 LOC	7,000	7,000
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	3.180%	3/7/2008 LOC	40,400	40,400
1 Essex County NJ Improvement Auth. Rev. TOB VRDO	3.260%	3/7/2008 LOC	28,470	28,470
1 Essex County NJ Improvement Auth. Rev. TOB VRDO	4.640%	3/7/2008 (1)	11,490	11,490
Florham Park NJ BAN	2.250%	2/5/2009	4,000	4,011
Fort Lee NJ BAN	4.000%	5/23/2008	20,572	20,588
Franklin Lakes NJ BAN	4.000%	3/13/2008	4,095	4,095
1 Garden State Preservation Trust (New Jersey Open Space & Farmland) TOB VRDO	3.000%	3/7/2008 (4)	10,000	10,000
1 Garden State Preservation Trust New Jersey TOB VRDO	3.000%	3/7/2008 (4)	12,960	12,960
1 Garden State Preservation Trust New Jersey TOB VRDO	3.190%	3/7/2008 (4)	9,695	9,695
1 Garden State Preservation Trust New Jersey TOB VRDO	3.190%	3/7/2008 (4)	11,170	11,170
1 Garden State Preservation Trust New Jersey TOB VRDO	3.200%	3/7/2008 (4)	12,425	12,425
1 Garden State Preservation Trust New Jersey TOB VRDO	3.410%	3/7/2008 (4)	18,425	18,425
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	3.450%	3/3/2008	9,375	9,375
2 Haddonfield NJ School Dist. BAN	3.250%	3/3/2009	2,500	2,516
Hopewell Township NJ BAN	4.250%	6/27/2008	8,895	8,909
2 Livingston Township NJ BAN	2.500%	3/5/2009	8,000	8,027
Long Branch NJ BAN	2.250%	2/25/2009	6,559	6,618
Madison Borough NJ Board of Educ. Temporary Notes	4.000%	3/5/2008	11,084	11,084
1 Madison Borough NJ Board of Educ. TOB VRDO	3.220%	3/7/2008 LOC	11,775	11,775
Mendham Township NJ BAN	3.500%	12/26/2008	6,336	6,369
Mercer County NJ BAN	4.000%	6/13/2008	10,500	10,509
Mercer County NJ Improvement Auth. (Atlantic Foundation & Johnson) VRDO	3.380%	3/7/2008 (1)	11,015	11,015
Middlesex County NJ BAN	3.500%	6/12/2008	15,200	15,230
Middlesex County NJ BAN	4.000%	6/12/2008	20,152	20,169
Montville Township NJ BAN	4.000%	5/23/2008	5,951	5,956
Moorestown Township NJ BAN	4.000%	5/23/2008	2,646	2,648
Moorestown Township NJ BAN	4.250%	9/5/2008	4,928	4,940
1 Moorestown Township NJ Merlots TOB VRDO	3.450%	3/7/2008 (1)	2,805	2,805
Morris Hills NJ Regional School Dist. Notes	4.250%	6/18/2008	12,000	12,017
Mount Laurel Township NJ BAN	4.000%	5/23/2008	10,393	10,401
1 New Jersey Building Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)	10,520	10,520
1 New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee) TOB VRDO	4.900%	3/7/2008 (1)	4,740	4,740
1 New Jersey COP TOB VRDO	3.030%	3/7/2008 (2)	20,000	20,000
New Jersey Econ. Dev. Auth. (Port Newark Container) VRDO	3.020%	3/7/2008 LOC	15,300	15,300
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	1.280%	5/7/2008 LOC	55,000	55,000
1 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/2008 (1)(Prere.)	4,375	4,502
1 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/2008 (1)(Prere.)	4,870	5,016
1 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	6,080	6,267
1 New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008 (1)(Prere.)	5,440	5,608
1 New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	4.500%	3/7/2008 (1)	6,510	6,510
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.000%	7/1/2008 (1)	17,000	17,069
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.180%	3/7/2008 LOC	19,000	19,000
1 New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.180%	3/7/2008 LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	1.900%	5/1/2008 LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	0.850%	5/1/2008	9,230	9,230
New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	2.980%	3/7/2008 LOC	21,450	21,450
New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	2.950%	3/7/2008 LOC	6,980	6,980
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	3.110%	3/3/2008 LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	2.380%	3/7/2008 LOC	5,250	5,250
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.900%	3/3/2008	22,000	22,000
New Jersey Econ. Dev. Auth. Rev. (Metuchen Project) VRDO	2.900%	3/7/2008 LOC	13,750	13,750
1 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.300%	3/7/2008 (1)	7,075	7,075
New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	3.380%	3/7/2008 LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	3.310%	3/7/2008 LOC	16,180	16,180
New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	3.020%	3/7/2008 LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.020%	3/7/2008	5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.020%	3/7/2008	1,500	1,500
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.020%	3/7/2008	7,100	7,100
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.100%	3/7/2008	6,725	6,725
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB PUT	3.780%	3/6/2008 (4)	11,320	11,320
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.190%	3/7/2008	11,000	11,000
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.190%	3/7/2008 (4)	14,270	14,270
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.200%	3/7/2008 (4)	13,760	13,760
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.410%	3/7/2008 (4)	10,365	10,365
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.410%	3/7/2008 (2)(4)	20,165	20,165
1 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	4.340%	3/7/2008 (3)(Prere.)	35,940	35,940
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.200%	3/3/2008 LOC	136,300	136,300
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.350%	3/3/2008 LOC	74,000	74,000
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.500%	3/3/2008 LOC	34,790	34,790
New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	3.020%	3/7/2008 LOC	4,900	4,900
1 New Jersey Econ. Dev. Auth. Rev. TOB PUT	3.730%	3/6/2008 LOC	40,490	40,490
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.200%	3/7/2008 (4)	9,455	9,455
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.200%	3/7/2008 (1)	33,220	33,220
1 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	4.000%	3/7/2008 (1)	7,330	7,330
New Jersey Educ. Fac. Auth. Rev. (Caldwell College) VRDO	3.290%	3/7/2008 LOC	20,950	20,950
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) TOB VRDO	4.290%	3/7/2008 (1)	6,670	6,670
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	2.850%	3/7/2008	12,100	12,100
New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	2.850%	3/7/2008	20,000	20,000
1 New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	6.000%	3/7/2008 (2)	12,215	12,215
1 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	3.470%	3/7/2008 (13)	4,905	4,905
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.500%	7/1/2008	3,575	3,596
1 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.180%	3/7/2008 (Prere.)	4,735	4,735
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.000%	3/3/2008	12,500	12,500
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.900%	3/3/2008	22,290	22,290
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	3.410%	3/7/2008 (4)	5,510	5,510
1 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	3.410%	3/7/2008 (4)	4,265	4,265
New Jersey Environmental Infrastructure Trust	5.500%	9/1/2008	6,280	6,420
1 New Jersey Environmental Infrastructure Trust TOB VRDO	3.410%	3/7/2008	6,055	6,055
1 New Jersey Environmental Infrastructure Trust TOB VRDO	3.410%	3/7/2008	1,230	1,230
1 New Jersey GO TOB VRDO	3.250%	3/3/2008	28,725	28,725
1 New Jersey GO TOB VRDO	3.140%	3/7/2008	3,685	3,685
1 New Jersey GO TOB VRDO	3.200%	3/7/2008 LOC	28,425	28,425
1 New Jersey GO TOB VRDO	3.660%	3/7/2008 (2)	8,695	8,695
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	3.280%	3/7/2008 LOC	22,655	22,655
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.920%	3/7/2008 LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.920%	3/7/2008 LOC	22,000	22,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.920%	3/7/2008 LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.920%	3/7/2008 LOC	13,600	13,600
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	2.920%	3/7/2008 LOC	36,400	36,400
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.270%	3/7/2008 LOC	15,600	15,600
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.280%	3/7/2008 LOC	35,195	35,195
New Jersey Health Care Fac. Financing Auth. Rev. (Southern Ocean County Hosp.) VRDO	3.310%	3/7/2008 LOC	9,030	9,030
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Medical Center) VRDO	2.940%	3/7/2008 LOC	11,585	11,585
1 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	4.500%	3/7/2008 (2)	21,460	21,460
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.010%	3/7/2008 LOC	17,660	17,660
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.050%	3/7/2008 LOC	21,395	21,395
1 New Jersey Highway Auth. Rev. (Garden State Parkway) TOB VRDO	3.410%	3/7/2008 (3)(ETM)	14,930	14,930
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.080%	3/7/2008 (4)	5,025	5,025
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.200%	3/7/2008 LOC	59,465	59,465
1 New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	4.500%	3/7/2008 (1)	17,995	17,995
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.150%	3/7/2008 (4)	16,085	16,085
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.240%	3/7/2008 (4)	10,995	10,995
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	4.400%	3/7/2008 (1)	12,380	12,380
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev. VRDO	8.000%	3/7/2008 (1)	26,620	26,620
1 New Jersey Housing & Mortgage Finance Agency Rev. TOB VRDO	3.280%	3/7/2008	3,770	3,770
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.900%	3/7/2008	19,900	19,900
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.980%	3/7/2008 LOC	32,400	32,400
New Jersey Housing & Mortgage Finance Agency Rev. VRDO	2.980%	3/7/2008 LOC	33,935	33,935
1 New Jersey Housing & Mortgage Finance Agency Single Family Housing Rev. TOB VRDO	3.220%	3/7/2008	29,095	29,095
New Jersey Housing & Mortgage Finance Agency Single Family Rev. VRDO	3.050%	3/7/2008	15,000	15,000
1 New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	3.260%	3/7/2008 (1)	5,345	5,345
1 New Jersey State (Montclair Univ.) TOB VRDO	3.030%	3/7/2008 (1)	12,065	12,065
1 New Jersey State Transp. Rev. TOB VRDO	3.080%	3/7/2008 (4)	6,820	6,820
1 New Jersey State Transp. Trust Fund Auth. Cap TOB VRDO	3.190%	3/7/2008 LOC	35,585	35,585
New Jersey TRAN	4.500%	6/24/2008	75,000	75,205
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2008 (Prere.)	1,555	1,565
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2008 (ETM)	3,025	3,036
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.170%	3/7/2008 (4)	7,495	7,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.170%	3/7/2008 (4)	28,700	28,700
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 (4)(Prere.)	6,950	6,950
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 (1)	8,495	8,495
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 LOC	11,795	11,795
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 (4)	30,000	30,000
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 (4)(Prere.)	1,475	1,475
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.200%	3/7/2008 (1)	3,880	3,880
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.220%	3/7/2008 (1)(4)	10,960	10,960
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.260%	3/7/2008 (2)	3,745	3,745
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.410%	3/7/2008 (4)	5,990	5,990
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)(3)(Prere.)	15,615	15,615
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.450%	3/7/2008 (1)	6,205	6,205
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	4.510%	3/7/2008 (1)	15,870	15,870
1 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	5.740%	3/7/2008 (2)	9,300	9,300
1 New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	4.000%	3/7/2008 (4)	21,995	21,995
1 New Jersey Transp. Trust Fund Deutsche Bank Spears/Lifers Trust TOB VRDO	3.230%	3/7/2008 LOC	25,220	25,220
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2009 (2)(ETM)	23,200	24,202
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.170%	3/7/2008 LOC(ETM)	8,195	8,195
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.200%	3/7/2008 (4)	19,800	19,800
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.230%	3/7/2008 LOC(ETM)	6,335	6,335
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.260%	3/7/2008 (1)	4,995	4,995
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.410%	3/7/2008 (4)	6,745	6,745
1 New Jersey Turnpike Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)	18,090	18,090
1 New Jersey Turnpike Auth. Rev. TOB VRDO	4.640%	3/7/2008 (2)	18,825	18,825
1 New Jersey Turnpike Auth. Rev. TOB VRDO	5.720%	3/7/2008 (4)	16,215	16,215
New Jersey Turnpike Auth. Rev. VRDO	3.000%	3/7/2008 (3)LOC	191,000	191,000
New Jersey Turnpike Auth. Rev. VRDO	3.200%	3/7/2008 (4)	11,000	11,000
Paramus NJ Board of Educ. GAN	4.000%	11/7/2008	8,827	8,862
Port Auth. of New York & New Jersey CP	2.780%	3/6/2008	4,800	4,800
Port Auth. of New York & New Jersey CP	2.790%	3/6/2008	8,240	8,240
Port Auth. of New York & New Jersey CP	0.850%	5/1/2008	28,700	28,700
Port Auth. of New York & New Jersey CP	1.300%	6/6/2008	17,245	17,245
1 Port Auth. of New York & New Jersey Rev. TOB PUT	3.780%	3/6/2008 (4)	25,045	25,045
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.170%	3/7/2008	10,000	10,000
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.410%	3/7/2008 (4)	5,665	5,665
1 Port Auth. of New York & New Jersey Rev. TOB VRDO	3.510%	3/7/2008 (4)	3,475	3,475
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.000%	3/3/2008	5,700	5,700
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.110%	3/3/2008	13,000	13,000
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.110%	3/3/2008	10,500	10,500
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.400%	3/3/2008	14,150	14,150
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.500%	3/3/2008	6,600	6,600
Princeton Univ. New Jersey CP	1.000%	4/7/2008	7,650	7,650
Raritan Township NJ BAN	4.250%	8/8/2008	6,375	6,389
Rutgers State Univ. New Jersey GO CP	2.850%	5/6/2008	19,569	19,569
Rutgers State Univ. New Jersey VRDO	3.200%	3/3/2008	6,415	6,415
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	4.250%	3/7/2008 (1)	10,600	10,600
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	4.500%	3/7/2008 (1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Exelon Project) CP	1.280%	5/7/2008 LOC	19,000	19,000
Sparta Township NJ BAN	4.000%	5/30/2008	5,395	5,399
Tewksbury Township NJ BAN	4.250%	6/27/2008	5,979	5,989
Tewksbury Township NJ BAN	4.000%	10/24/2008	5,159	5,175
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	3.200%	3/7/2008 (Prere.)	3,125	3,125
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	3.350%	3/7/2008 (Prere.)	17,890	17,890
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	3.350%	3/7/2008 (Prere.)	12,945	12,945
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	3.350%	3/7/2008 (Prere.)	6,755	6,755
1 Tobacco Settlement Financing Corp. New Jersey Rev. TOB VRDO	3.410%	3/7/2008 (Prere.)	28,910	28,910
Union County NJ BAN	4.250%	5/1/2008	15,000	15,014
Union County NJ PCR (Exxon) VRDO	2.750%	3/3/2008	3,000	3,000
1 Washington Township NJ Board of Educ. TOB VRDO	3.170%	3/7/2008 (4)	11,820	11,820
Watchung Hills NJ Regional High School District Notes	4.250%	7/9/2008	3,000	3,005
Woodbridge Township NJ Board of Educ. BAN	4.000%	11/7/2008	15,000	15,060
Wood-Ridge Borough NJ BAN	2.250%	2/20/2009	4,328	4,366
Outside New Jersey:
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.170%	3/7/2008 (4)	4,753	4,753
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.230%	3/7/2008 (4)	10,000	10,000
1 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.410%	3/7/2008 (4)	7,055	7,055
1 Puerto Rico GO TOB VRDO	4.000%	3/7/2008 (4)	5,000	5,000
Puerto Rico Govt. Dev. Bank VRDO	3.750%	3/7/2008 (1)	12,300	12,300
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.190%	3/7/2008	29,200	29,200
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.210%	3/7/2008 (11)(12)	13,000	13,000
1 Puerto Rico Highway & Transp. Auth. Rev. TOB VRDO	3.560%	3/7/2008 (4)	5,545	5,545
1 Puerto Rico Ind. Medical & Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.950%	3/1/2009	12,575	12,575
1 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.230%	3/7/2008	49,805	49,805
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.210%	3/7/2008 (2)	5,000	5,000
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.260%	3/7/2008 LOC	7,425	7,425
1 Puerto Rico Sales Tax Financing Corp. Rev. TOB VRDO	3.260%	3/7/2008 LOC	8,900	8,900

Total Municipal Bonds
(Cost $3,310,432)				3,310,432

Other Assets and Liabilities-Net (2.4%)				80,644

Net Assets (100%)				3,391,076

1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2008, the aggregate value of these securities was $1,384,706,000, representing 40.8% of net assets.
2	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
(13) National Indemnity Co. (Berkshire Hathaway).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157"), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. At February 29, 2008, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are considered to be valued using Level 2 inputs.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments
February 29, 2008

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.3%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/2010 (3)	1,755	1,905
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011 (3)	4,025	4,499
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014 (3)	3,685	4,119
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015 (3)	1,480	1,661
Atlantic County NJ Util. Auth. Sewer Rev.	6.875%	1/1/2012 (2)(ETM)	1,315	1,420
Burlington County NJ Bridge Comm. Rev.	5.250%	12/15/2021 (2)	3,200	3,284
Camden County NJ Improvement Auth. Lease Rev.	5.375%	9/1/2010 (4)(Prere.)	850	900
Camden County NJ Improvement Auth. Lease Rev.	5.500%	9/1/2010 (4)(Prere.)	1,470	1,561
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,265	1,364
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,335	1,439
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,140	1,229
Camden County NJ Improvement Auth. Lease Rev.	5.500%	5/1/2012 (Prere.)	1,025	1,105
Cape May County NJ Muni. Util. Auth. Rev.	5.750%	1/1/2014 (4)	6,930	7,700
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2017 (1)	2,560	2,698
Cape May County NJ Muni. Util. Auth. Rev.	5.250%	1/1/2018 (1)	2,165	2,253
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021 (1)	15,400	17,461
Cumberland County NJ Improvement Auth. Solid Waste System Rev.	5.125%	1/1/2025 (1)	5,685	5,687
Delaware River & Bay Auth. New Jersey Rev.	5.375%	1/1/2010 (2)(Prere.)	750	790
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/2022 (4)	10,000	10,310
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.625%	1/1/2026 (4)	5,000	5,126
Delaware River Port Auth. Pennsylvania & New Jersey Rev.	5.750%	1/1/2026 (4)	12,085	12,421
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,640	2,820
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,780	2,970
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	2,000	2,137
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011 (3)(Prere.)	1,400	1,496
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011 (3)(Prere.)	2,950	3,161
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020 (4)	3,775	4,072
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021 (4)	3,995	4,275
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022 (4)	4,220	4,474
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024 (4)	4,715	5,085
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025 (4)	4,885	5,283
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	5,090	5,447
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	2,650	2,836
Essex County NJ Improvement Auth. Lease Rev.	5.750%	10/1/2010 (3)(Prere.)	3,390	3,627
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2018 (2)	10,000	10,663
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2020 (2)	5,010	5,214
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2022 (2)	3,455	3,541
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2023 (1)	12,065	12,513
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2023 (2)	3,635	3,701
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2024 (1)	6,725	6,947
Essex County NJ Improvement Auth. Rev.	5.250%	12/15/2024 (2)	3,820	3,875
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2025 (1)	11,630	12,015
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2026 (1)	6,500	6,691
Essex County NJ Improvement Auth. Rev.	5.500%	10/1/2027 (1)	5,895	6,045
Essex County NJ Solid Waste Util. Auth.	0.000%	4/1/2010 (4)	1,000	941
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2016 (2)	3,435	3,585
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2017 (2)	3,705	3,838
Evesham NJ Util. Auth. Rev.	5.000%	7/1/2018 (2)	1,605	1,639
Garden State Preservation Trust New Jersey	5.125%	11/1/2019 (4)	7,655	8,073
Garden State Preservation Trust New Jersey	0.000%	11/1/2021 (4)	11,325	5,480
Garden State Preservation Trust New Jersey	0.000%	11/1/2022 (4)	41,150	18,669
Garden State Preservation Trust New Jersey	0.000%	11/1/2023 (4)	15,000	6,390
Garden State Preservation Trust New Jersey	5.750%	11/1/2028 (4)	13,000	14,211
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2016 (1)	1,000	1,046
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2017 (1)	1,000	1,045
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2020 (1)	1,150	1,163
Gloucester County NJ Improvement Auth. Lease Rev.	5.000%	7/15/2023 (1)	1,000	990
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	3.450%	3/3/2008	2,070	2,070
Gloucester Township NJ GO	5.750%	7/15/2010 (2)	2,880	2,955
Gloucester Township NJ Muni. Util. Auth. Rev.	5.650%	3/1/2018 (2)	2,755	2,982
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013 (4)	1,250	1,377
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015 (4)	1,720	1,901
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017 (4)	720	785
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019 (4)	1,720	1,867
1 Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev.	6.250%	8/1/2013 (1)	9,590	10,850
Irvington Township NJ GO	0.000%	8/1/2009 (1)(ETM)	2,580	2,484
Irvington Township NJ GO	0.000%	8/1/2010 (1)(ETM)	2,080	1,941
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012 (3)(Prere.)	6,885	7,390
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012 (3)(Prere.)	7,676	8,239
Jackson Township NJ Board of Educ. GO	5.250%	6/15/2021 (1)	11,195	11,657
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,625	2,712
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,850	2,945
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009 (4)(Prere.)	2,790	2,883
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014	1,045	1,095
Mercer County NJ Improvement Auth. Solid Waste Rev.	5.375%	9/15/2012	11,120	11,364
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.750%	12/15/2008	1,165	1,196
Mercer County NJ Improvement Auth. Special Services School Dist. Rev.	5.950%	12/15/2012	4,895	5,416
Middlesex County NJ COP	5.000%	8/1/2011 (1)	1,050	1,110
Middlesex County NJ COP	5.500%	8/1/2015 (1)	1,195	1,263
Middlesex County NJ Improvement Auth.	5.375%	3/15/2022 (3)	1,825	1,853
Middlesex County NJ Improvement Auth.	5.375%	3/15/2023 (3)	1,925	1,947
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2015	500	469
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2020	500	444
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2032	5,100	4,139
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/2037	3,500	2,826
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2019	1,585	1,655
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2020	1,600	1,646
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2021	2,375	2,435
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2022	2,000	2,038
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015 (2)	2,000	1,428
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016 (2)	3,000	2,010
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018 (2)	4,550	2,653
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014 (4)	2,735	2,839
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015 (4)	2,015	2,089
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2019 (2)	2,115	2,148
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2020 (2)	2,225	2,246
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/2013 (2)	1,545	1,662
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/2014 (2)	3,205	3,449
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.000%	12/1/2016 (2)	1,000	1,068
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/2018 (2)	2,000	2,134
Monmouth County NJ Improvement Auth. Rev. (Pooled Govt. Loan)	5.250%	12/1/2021 (2)	1,275	1,317
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013 (1)	1,285	1,365
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017 (1)	1,280	1,357
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018 (1)	1,280	1,344
2 New Jersey Building Auth. Rev. TOB VRDO	3.410%	3/7/2008 (1)	10,300	10,300
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2020 (2)	2,945	2,991
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2021 (2)	6,255	6,294
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2022 (2)	5,585	5,568
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2023 (2)	3,900	3,848
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2024 (2)	3,500	3,430
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/2021 (1)	3,000	2,989
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/2028 (3)	8,000	8,199
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev.	5.500%	9/1/2029 (3)	7,055	7,235
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017	3,580	3,580
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012 (2)	2,500	2,165
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013 (2)	3,000	2,470
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024 (1)	6,000	5,954
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025 (1)	14,000	13,905
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2026 (1)	3,000	2,944
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2031 (1)	25,175	24,383
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2011 (2)(Prere.)	7,040	7,500
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2013 (3)(Prere.)	15,000	16,221
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013 (2)	1,200	1,307
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2013 (1)(Prere.)	4,000	4,288
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2013 (Prere.)	3,000	3,216
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2013 (2)(Prere.)	2,145	2,300
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2014 (3)(Prere.)	3,880	4,233
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2018 (3)	10,285	11,085
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2024	15,550	15,768
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2025	8,000	8,098
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2026	10,000	10,099
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027 (3)	14,500	14,868
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2032 (4)	2,000	1,941
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2036	7,500	7,160
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2037	18,000	17,147
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.200%	3/3/2008 LOC	3,100	3,100
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008 (1)(ETM)	2,305	2,286
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011 (1)(ETM)	4,650	4,185
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012 (1)	4,550	3,874
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013 (1)	4,500	3,640
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014 (1)	4,210	3,227
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009 (4)(Prere.)	4,500	4,626
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009 (4)(Prere.)	3,465	3,604
New Jersey Educ. Fac. Auth. Rev.	5.875%	9/1/2008 (2)	6,165	6,269
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2010 (4)(Prere.)	2,715	2,851
New Jersey Educ. Fac. Auth. Rev.	5.000%	9/1/2010 (Prere.)	6,405	6,726
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2010 (4)(Prere.)	8,425	8,998
New Jersey Educ. Fac. Auth. Rev.	5.750%	9/1/2012	7,595	8,316
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020 (3)	2,060	2,108
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021 (3)	1,550	1,564
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.000%	7/1/2037 (1)	6,730	6,261
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/2023	2,750	2,576
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/2027	1,000	904
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.000%	7/1/2033	1,000	859
New Jersey Educ. Fac. Auth. Rev. (Georgian Court Univ.)	5.250%	7/1/2037	1,000	882
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2013 (3)(Prere.)	2,605	2,826
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2013 (3)(Prere.)	2,775	3,011
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/2020 (3)	2,585	2,585
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.000%	7/1/2021 (3)	3,025	2,987
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2015 (3)(Prere.)	4,700	5,055
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2027 (2)	10,000	9,592
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2017 (1)	1,000	1,047
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2018 (1)	1,470	1,511
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2020 (1)	1,725	1,743
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016	2,545	2,794
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018	4,785	5,167
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019	7,000	7,513
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2030	2,900	2,873
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2033	15,000	14,850
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.430%	3/3/2008	1,460	1,460
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009 (1)(Prere.)	2,105	2,194
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012 (3)(Prere.)	1,700	1,805
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012 (3)(Prere.)	1,010	1,072
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2014 (3)(Prere.)	15,760	16,963
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015 (3)	1,550	1,600
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2016 (1)(Prere.)	4,000	4,310
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2010 (3)(Prere.)	11,210	11,801
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	235	253
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	190	204
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2011 (3)(Prere.)	205	221
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2013 (3)(Prere.)	2,800	3,013
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014 (3)	2,070	2,184
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015 (3)	1,690	1,783
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016 (3)	1,845	1,947
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/2024 (1)	2,200	2,112
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010 (2)	1,500	1,552
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012 (2)	1,275	1,313
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015 (2)	400	418
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016 (2)	200	209
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2013 (Prere.)	6,000	6,456
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/2013 (Prere.)	6,000	6,492
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/2027	5,000	4,477
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.000%	7/1/2034	2,500	2,110
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev.	5.125%	9/1/2010 (Prere.)	5,090	5,408
New Jersey GO	5.500%	7/15/2019 (3)	7,500	8,126
New Jersey Health Care Fac. Financing Auth. Rev.	5.000%	7/1/2036	14,250	12,547
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/2008	2,530	2,554
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2012 (Prere.)	2,220	2,409
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2012 (Prere.)	1,750	1,941
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2017	2,200	2,346
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2025	2,780	2,800
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2023	2,675	2,522
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2026	2,880	2,668
New Jersey Health Care Fac. Financing Auth. Rev. (Atlanticare Regional Medical Center)	5.000%	7/1/2037	10,000	8,751
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/2023	7,000	6,936
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/2024	800	699
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2030	3,055	2,734
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2036	6,800	5,893
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care5.250%r)	7/1/2008	(4)(Prere.)	1,395	1,422
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care5.250%r)	7/1/2008	(4)(Prere.)	1,360	1,386
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care5.250%r)	7/1/2009	(4)	4,140	4,211
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care5.000%r)	7/1/2010	(4)	4,695	4,773
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care5.250%r)	7/1/2012	(4)	105	107
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013 (1)	2,355	2,382
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2030	4,000	3,504
3 New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	2.920%	3/7/2008 LOC	10,000	10,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/2025	1,200	1,184
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/2035	3,450	3,213
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013 (4)	7,355	7,653
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/2029 (4)	13,450	13,313
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/2010 (2)(ETM)	2,935	3,151
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2012 (Prere.)	3,500	3,816
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012 (Prere.)	3,500	3,833
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012 (Prere.)	3,000	3,285
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.000%	7/1/2046	5,000	4,285
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/2021 (1)(ETM)	1,260	649
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	0.000%	7/1/2021 (1)	1,740	828
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.000%	7/1/2029	4,375	3,828
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	305	314
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	1/1/2009 (1)(Prere.)	960	989
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2013 (1)	2,695	2,761
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2016 (1)	2,340	2,398
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014 (4)	11,000	11,287
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010 (3)(Prere.)	7,535	7,975
New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Rev.	5.700%	5/1/2020 (4)	2,040	2,079
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)(ETM)	1,595	1,732
New Jersey Sports & Exposition Auth. Rev.	6.500%	3/1/2013 (1)	1,215	1,313
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/2017 (1)	5,505	6,021
New Jersey Sports & Exposition Auth. Rev.	5.500%	3/1/2017 (1)(ETM)	250	277
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2021 (1)	3,000	3,177
New Jersey Sports & Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2022 (1)	1,000	1,049
New Jersey Sports & Exposition Auth. Rev. VRDO	2.850%	3/7/2008 (1)	1,890	1,890
New Jersey Sports & Exposition Auth. Rev. VRDO	2.900%	3/7/2008 (1)	2,340	2,340
New Jersey Transp. Corp. COP	5.750%	9/15/2010 (2)(Prere.)	2,000	2,136
New Jersey Transp. Corp. COP	5.500%	9/15/2012 (2)	20,000	21,455
New Jersey Transp. Corp. COP	5.500%	9/15/2014 (2)	1,500	1,621
New Jersey Transp. Corp. COP	5.500%	9/15/2015 (2)	15,000	16,215
New Jersey Transp. Trust Fund Auth. Rev.	6.000%	6/15/2010 (Prere.)	5,000	5,342
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2011 (3)(ETM)	7,165	7,633
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2014 (2)	10,000	10,986
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	6/15/2015 (4)(Prere.)	13,125	14,164
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2015 (1)(ETM)	5,000	5,468
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	6/15/2015 (1)(Prere.)	5,000	5,475
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2020	5,000	5,434
New Jersey Transp. Trust Fund Auth. Rev.	5.500%	12/15/2021 (1)	25,000	26,515
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2023 (3)	5,850	6,205
New Jersey Transp. Trust Fund Auth. Rev.	5.250%	12/15/2023 (2)	15,830	15,964
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2024 (3)	5,000	5,288
New Jersey Transp. Trust Fund Auth. Rev.	5.750%	6/15/2025 (3)	17,750	18,791
New Jersey Transp. Trust Fund Auth. Rev.	0.000%	12/15/2032 (4)	10,000	2,326
New Jersey Transp. Trust Fund Auth. Rev.	5.000%	12/15/2032 (2)	22,085	21,119
New Jersey Turnpike Auth. Rev.	5.375%	1/1/2010 (1)(Prere.)	3,500	3,657
New Jersey Turnpike Auth. Rev.	5.500%	1/1/2010 (1)(Prere.)	1,800	1,885
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	1,620	1,704
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	665	699
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2010 (1)(Prere.)	7,365	7,745
New Jersey Turnpike Auth. Rev.	6.000%	1/1/2013 (1)	230	253
New Jersey Turnpike Auth. Rev.	6.000%	1/1/2013 (1)(ETM)	770	856
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2013 (1)(ETM)	20,000	22,667
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	1,560	1,778
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)(ETM)	22,095	25,177
New Jersey Turnpike Auth. Rev.	6.500%	1/1/2016 (1)	4,615	5,205
New Jersey Turnpike Auth. Rev.	5.750%	1/1/2017 (1)	2,635	2,727
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2026 (4)	7,000	7,113
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2027 (4)	7,000	7,075
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2029 (4)	19,000	19,167
New Jersey Turnpike Auth. Rev.	5.250%	1/1/2030 (4)	26,100	26,404
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.170%	3/7/2008 LOC (ETM)	2,175	2,175
Newark NJ GO	5.500%	10/1/2008 (2)	1,660	1,690
Newark NJ GO	5.375%	12/15/2013 (1)	2,000	2,137
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2017	2,665	2,818
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2018	2,345	2,451
Ocean County NJ Util. Auth. Wastewater Rev.	6.600%	1/1/2018 (3)(ETM)	2,500	2,897
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2025 (1)	4,045	4,122
Ocean County NJ Util. Auth. Wastewater Rev.	5.250%	1/1/2026 (1)	4,260	4,324
Passaic Valley NJ Water Comm. Rev.	5.000%	12/1/2027 (4)	2,350	2,321
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2025	13,600	13,382
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2031	12,830	12,350
Port Auth. of New York & New Jersey Rev.	5.000%	7/15/2034 (1)	12,095	11,500
Port Auth. of New York & New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.000%	3/3/2008	1,900	1,900
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2031 (1)	4,215	1,038
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2032 (1)	5,000	1,163
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2034 (1)	10,220	2,122
Rahway Valley NJ Sewerage Auth. Sewer Rev.	0.000%	9/1/2035 (1)	10,215	2,009
Rutgers State Univ. New Jersey	6.400%	5/1/2013	3,000	3,217
South Jersey Port Corp. New Jersey Rev.	5.000%	1/1/2023	2,000	1,935
South Jersey Port Corp. New Jersey Rev.	5.100%	1/1/2033	1,500	1,421
Stafford NJ Muni. Util. Auth. Water & Sewer Rev.	5.500%	6/1/2011 (3)	3,100	3,193
Tobacco Settlement Financing Corp. New Jersey Rev.	5.750%	6/1/2012 (Prere.)	20,000	21,598
Tobacco Settlement Financing Corp. New Jersey Rev.	6.000%	6/1/2012 (Prere.)	20,650	22,667
Tobacco Settlement Financing Corp. New Jersey Rev.	6.125%	6/1/2012 (Prere.)	39,495	43,547
Tobacco Settlement Financing Corp. New Jersey Rev.	6.750%	6/1/2013 (Prere.)	18,490	21,343
Tobacco Settlement Financing Corp. New Jersey Rev.	7.000%	6/1/2013 (Prere.)	20,000	23,314
Tobacco Settlement Financing Corp. New Jersey Rev.	4.500%	6/1/2023	15,365	13,602
Union County NJ PCR (Exxon) VRDO	2.750%	3/3/2008	1,100	1,100
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2018 (1)	1,975	2,012
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2020 (1)	2,185	2,191
Univ. of Medicine & Dentistry New Jersey COP	5.250%	6/15/2022 (1)	2,420	2,372
Univ. of Medicine & Dentistry New Jersey Rev.	6.500%	12/1/2012 (1)(ETM)	4,000	4,332
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2015 (2)	2,325	2,465
Univ. of Medicine & Dentistry New Jersey Rev.	5.375%	12/1/2016 (2)	1,110	1,177
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2018 (2)	1,250	1,300
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2019 (2)	3,000	3,078
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2020 (2)	3,675	3,742
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2021 (2)	2,000	2,031
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2023 (2)	7,330	7,424
Univ. of Medicine & Dentistry New Jersey Rev.	5.500%	12/1/2027 (2)	10,100	9,991
Vernon Township NJ School Dist. GO	5.250%	12/1/2009 (3)(Prere.)	1,200	1,251
Vernon Township NJ School Dist. GO	5.300%	12/1/2009 (3)(Prere.)	1,200	1,252
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,253
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,253
Vernon Township NJ School Dist. GO	5.375%	12/1/2009 (3)(Prere.)	1,200	1,253
Washington Township NJ Board of Educ. GO	5.250%	1/1/2023 (4)	1,875	1,928
Washington Township NJ Board of Educ. GO	5.250%	1/1/2024 (4)	2,070	2,117
Washington Township NJ Board of Educ. GO	5.250%	1/1/2025 (4)	1,500	1,535
Washington Township NJ Board of Educ. GO	5.250%	1/1/2026 (4)	1,330	1,358
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,500	2,634
West Orange NJ Board of Educ. COP	5.625%	10/1/2009 (1)(Prere.)	2,000	2,108
West Orange NJ Board of Educ. COP	6.000%	10/1/2009 (1)(Prere.)	1,000	1,060
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev.	5.125%	11/1/2011 (2)	3,400	3,473
Puerto Rico Electric Power Auth. Rev.	5.250%	7/1/2022 (1)	2,000	1,966
Puerto Rico GO	5.500%	7/1/2018	5,540	5,685
Puerto Rico GO	5.500%	7/1/2021 (1)	6,750	6,836
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	4,125	4,556
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2014 (Prere.)	3,500	3,865
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2019 (1)	5,000	5,183
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2021 (4)	5,000	5,233
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2022 (4)	3,500	3,634
Puerto Rico Highway & Transp. Auth. Rev.	5.500%	7/1/2023 (4)	4,000	4,130
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	5.500%	7/1/2024 (2)	13,000	12,847
Puerto Rico Infrastructure Financing Auth. Special Tax Rev.	0.000%	7/1/2033 (3)	20,000	4,040
Puerto Rico Muni. Finance Agency	5.500%	8/1/2009 (4)(Prere.)	2,000	2,095
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019 (4)	5,000	5,165
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	1,135	1,222
Puerto Rico Public Finance Corp.	5.500%	2/1/2012 (Prere.)	3,250	3,499
Puerto Rico Public Finance Corp.	6.000%	8/1/2026 (ETM)	720	789
Puerto Rico Sales Tax Financing Corp. Rev.	0.000%	8/1/2056	16,200	645
Univ. of Puerto Rico Rev.	5.000%	6/1/2030	5,000	4,555
Virgin Islands Public Finance Auth. Rev.	5.250%	10/1/2018	3,390	3,374
Virgin Islands Water & Power Auth. Electric System Rev.	5.000%	7/1/2023	2,205	2,078
Virgin Islands Water & Power Auth. Electric System Rev.	5.000%	7/1/2024	1,915	1,797
Virgin Islands Water & Power Auth. Electric System Rev.	5.000%	7/1/2027	1,200	1,109

Total Municipal Bonds
(Cost $1,797,420)				1,751,015

Other Assets and Liabilities - Net (0.7%)				12,448

Net Assets (100%)				1,763,463

1	Securities with a value of $2,376,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29,2008, the aggregate value of these securities was $12,475,000, representing 0.7% of net assets.
3	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 29, 2008.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corp.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 29, 2008, the cost of investment securities for tax purposes was $1,800,157,000. Net unrealized depreciation of investment securities for tax purposes was $49,142,000, consisting of unrealized gains of $32,148,000 on securities that had risen in value since their purchase and $81,290,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 29, 2008, the aggregate settlement value of open futures contracts expiring in June 2008 and the related unrealized appreciation (depreciation) were:

		($000)

Futures Contracts	Number of Long Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	(301)	35,706	(814)

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

In September 2006, the Financial Accounting Standards Board issued Interpretation No. 157 ("FAS 157), "Fair Value Measurements." FAS 157 establishes a framework for measuring fair value and expands disclosures about fair value measurements in financial statements, effective for the fund's current fiscal period.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels:

Level 1-- quoted prices in active markets for identical securities.
Level 2-- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3-- significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table sumamrizes the inputs used to value the fund's net assets as of February 29, 2008:

Valuation Inputs	Investments in Securities ($000)	Futures Contracts ($000)

Level 1- Quoted Prices		(814)

Level 2- Other Significant Observable Inputs	1,751,015

Level 3- Significant Unobservable Inputs

Total	1,751,015	(814)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 18, 2008

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 18, 2008

*By Power of Attorney, Filed on January 18, 2008, See File Number 2-29601. Incorporated by Reference.